Nature of operations (Details) - operating_mine				12 Months Ended
	Jan. 12, 2022	Jan. 11, 2022	Apr. 26, 2021	Dec. 31, 2022
Entity Information [Line Items]
Number of operating mines				3
Calibre, Various
Entity Information [Line Items]
Proportion of ownership interest in associate	25.00%	33.00%
BeMetals
Entity Information [Line Items]
Proportion of ownership interest in associate			19.00%
Mining property | Calibre, Various
Entity Information [Line Items]
Proportion of ownership interest in associate				25.00%
Mining property | BeMetals
Entity Information [Line Items]
Proportion of ownership interest in associate				19.00%
Colombia | Mining property
Entity Information [Line Items]
Proportion of ownership interest in joint operation (in percentage)				50.00%